FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 10) - BRL (R$) R$ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Concession financial assets related to Distribution infrastructure - IPCA	[1]	R$ 1,407	R$ 718
Concession Grant Fee - IPCA (Note 14)		2,950	2,792
Assets		53,671	52,046
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 22)		(4,630)	(4,322)
Deficit of pension plan (Forluz) (Note 24)		(545)	(539)
Liabilities		(31,887)	R$ (32,584)
IPCA [member] | Amount Book Value [Member]
Assets
Concession financial assets related to Distribution infrastructure - IPCA	[2]	1,370
Concession financial assets related to gas distribution infrastructure - IGPM		37
Concession Grant Fee - IPCA (Note 14)		2,950
Assets		4,357
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 22)		(4,630)
Debt agreed with pension fund (Forluz) - IPCA (Note 24)		(251)
Deficit of pension plan (Forluz) (Note 24)		(545)
Liabilities		(5,426)
Net liabilities exposed		(1,069)
IPCA [member] | Probable Ccenario [Member]
Assets
Concession financial assets related to Distribution infrastructure - IPCA	[2]	1,442
Concession financial assets related to gas distribution infrastructure - IGPM		38
Concession Grant Fee - IPCA (Note 14)		3,107
Assets		4,587
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 22)		(4,875)
Debt agreed with pension fund (Forluz) - IPCA (Note 24)		(265)
Deficit of pension plan (Forluz) (Note 24)		(574)
Liabilities		(5,714)
Net liabilities exposed		(1,127)
Net effect of fluctuation in IPCA and IGP-M indexes		(58)
IPCA [member] | Adverse Scenario [Member]
Assets
Concession financial assets related to Distribution infrastructure - IPCA	[2]	1,478
Concession financial assets related to gas distribution infrastructure - IGPM		39
Concession Grant Fee - IPCA (Note 14)		3,184
Assets		4,701
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 22)		(4,996)
Debt agreed with pension fund (Forluz) - IPCA (Note 24)		(271)
Deficit of pension plan (Forluz) (Note 24)		(588)
Liabilities		(5,855)
Net liabilities exposed		(1,154)
Net effect of fluctuation in IPCA and IGP-M indexes		R$ (85)

[1]	Portion of the concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (ANEEL) after the 4th tariff review cycle.
[2]	Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (ANEEL) after the 4th tariff review cycle.